Retail Shares | AllianceBernstein 2015 Retirement Strategy
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2015 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2015 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.09%	0.12%	0.12%	0.09%
Other Expenses		0.11%	0.10%	0.11%	0.11%
Total Other Expenses		0.20%	0.22%	0.23%	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.15%	1.87%	1.88%	0.85%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.19%)	(0.20%)	(0.17%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	1.68%	1.68%	0.68%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	521	571	271	69
After 3 Years	759	769	571	254
After 5 Years	1,015	993	998	455
After 10 Years	1,749	1,987	2,185	1,033

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	521	171	171	69
After 3 Years	759	569	571	254
After 5 Years	1,015	993	998	455
After 10 Years	1,749	1,987	2,185	1,033

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 16% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
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45 40 35 30 25
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US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
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US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
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0 5 10 15 20
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US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -7.31%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2015 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.71%	1.94%	2.63%	[2]	Sep. 01, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	6.86%	1.12%	1.85%	[2]	Sep. 01, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.19%	1.29%	1.90%	[2]	Sep. 01, 2005
CLASS B SHARES		7.78%	2.15%	2.77%	[2]	Sep. 01, 2005
CLASS C SHARES		10.78%	2.13%	2.77%	[2]	Sep. 01, 2005
ADVISOR CLASS SHARES		12.86%	3.17%	3.80%	[2]	Sep. 01, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep. 01, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep. 01, 2005
Composite Benchmark	[3]	13.15%	4.05%	4.40%	[2]	Sep. 01, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.